Income Taxes 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current Federal	$ 5,706	$ 5,882	$ 4,920
Current State	1,046	1,086	1,070
Total Current	6,752	6,968	5,990
Deferred Federal	(347)	(513)	(468)
Deferred State	(227)	(250)	(121)
Total Deferred	(574)	(763)	(589)
Income taxes	$ 6,178	$ 6,205	$ 5,401